SCHEDULE OF UNDISCOUNTED FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 13,785	$ 27,921	$ 55,402
2023	31,643	32,288	31,885
Total lease payments	$ 45,428	$ 60,209	$ 87,287